Supplement dated August 2, 2022, to the Statements of Additional Information, dated May 1, 2022, as may be revised or supplemented from time to time, for the following Funds:

Gateway Fund	Gateway Equity Call Premium Fund
AlphaSimplex Global Alternatives Fund	Mirova Global Green Bond Fund
AlphaSimplex Managed Futures Strategy Fund

Effective immediately, the table under the third paragraph in the section “Portfolio Holdings Information” has been amended to include the following:

Entity	Fund(s)	Holdings	Frequency	Purpose
Qontigo	Gateway Fund, AlphaSimplex Global Alternatives Fund, AlphaSimplex Managed Futures Strategy Fund, Gateway Equity Call Premium Fund, Mirova Global Green Bond Fund	Full portfolio holdings	Daily	Compliance testing related to the Funds’ use of derivatives.